Subsequent Events (Details)								1 Months Ended	12 Months Ended
	Jul. 15, 2024 USD ($)	Jun. 20, 2024 USD ($) $ / shares shares	Jun. 17, 2024 USD ($)	Jun. 16, 2024 shares	May 31, 2024 USD ($)	May 15, 2024 $ / shares	May 15, 2024 CAD ($) shares	Jul. 31, 2024 $ / shares shares	Mar. 31, 2024 USD ($) item $ / shares shares
Subsequent Events
Number of conversion notices | item									2
Par value per share | $ / shares									$ 4.79
Number of shares issued upon exercise of warrants									1
Common Shares
Subsequent Events
Shares issued to settle NCAC liabilities									150,000
Convertible note liability
Subsequent Events
Volume weighted average price per share | $ / shares		$ 0.5361				$ 0.5361
Shares issued to settle NCAC liabilities		78,522					86,790
First Tranche Note
Subsequent Events
Notional amount | $	$ 625,000		$ 312,250		$ 312,250
Interest rate					8.00%
Principal amount of debt converted		$ 1,072,200					$ 70,000
Volume weighted average price per share | $ / shares		$ 0.5361				$ 0.5361
Stock issued upon conversion of debt		2,000,000					130,572
Second Tranche Note
Subsequent Events
Notional amount | $									$ 1,000,000
Proceeds received from convertible note | $	$ 500,000		$ 250,000		$ 250,000
Interest rate	8.00%		8.00%
Unaffiliated third-party investor
Subsequent Events
Par value per share | $ / shares								$ 0
Unaffiliated third-party investor | Common Shares
Subsequent Events
Stock issued for services								660,000
Unaffiliated third-party investor | Public warrants
Subsequent Events
Stock issued for services								660,000
Shares issued to third-party consultants and legal advisors
Subsequent Events
Stock issued for services				178,000